Parent company only condensed financial information - Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash generated from /(used in) operating activities
Cash used in operations	¥ (383,704)	¥ (693,691)	¥ (1,815,725)
Net cash used in operating activities	(404,334)	(704,145)	(1,817,454)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	(11,060)		(270,791)
Net cash generated from investing activities	388,435	1,315,725	570,839
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	9,257
Proceeds from issuance of ordinary shares		2,722,445	102,080
Proceeds from issuance of ordinary shares upon initial public offering			2,035,177
Share issue transaction costs		(24,766)	(28,142)
Net cash generated from/(used in) financing activities	(1,611,781)	1,533,838	1,754,557
Net increase/(decrease) in cash and cash equivalents	(1,627,680)	2,145,418	507,942
Cash and cash equivalents at the beginning of the year	3,055,194	1,077,875	565,027
Effects of exchange rate changes on cash and cash equivalents	(28,144)	(168,099)	4,906
Cash and cash equivalents at the end of year	1,399,370	3,055,194	1,077,875
Parent company
Cash generated from /(used in) operating activities
Cash used in operations	(51,132)	(5,230)	(2,275)
Net cash used in operating activities	(51,132)	(5,230)	(2,275)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	(1,333,804)	(3,381,568)	(1,580,599)
(Payment for)/Proceeds from loan to subsidiaries	1,350,654	85,694	(54,397)
Net cash generated from investing activities	16,850	(3,295,874)	(1,634,996)
Cash flows from financing activities
Proceeds from exercise of shares under share incentive scheme	9,257
Proceeds from issuance of ordinary shares		2,722,445	102,080
Proceeds from issuance of ordinary shares upon initial public offering			2,035,177
Share issue transaction costs		(24,766)	(28,142)
Net cash generated from/(used in) financing activities	9,257	2,697,679	2,109,115
Net increase/(decrease) in cash and cash equivalents	(25,025)	(603,425)	471,844
Cash and cash equivalents at the beginning of the year	31,857	634,507	159,644
Effects of exchange rate changes on cash and cash equivalents	(378)	775	3,019
Cash and cash equivalents at the end of year	¥ 6,454	¥ 31,857	¥ 634,507